Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (21,159)	$ 286,422	$ 293,596
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Bad debt provision	89	(300)	1,108
Depreciation	23,745	15,583	14,557
Amortization of intangible assets	41,423	26,790	23,416
Goodwill impairment and impairment of intangible assets acquired as part acquisition of business	52,282	0	2,906
Impairment loss of other intangible assets	1,687	3,624	5,741
Share-based compensation allocated from Sohu	27	77	303
Share-based compensation expense	4,087	1,197	3,366
Loss from equity investments	232	850	0
Disposal loss of fixed assets and intangible assets	1,560	128	330
Deferred tax expenses (credits)	(20,965)	5,382	9,718
Change of contingent consideration	1,441	167	2,195
Change in fair value of short-term investments	(1,611)	(2,292)	(1,609)
Others	(652)	0	737
Changes in current assets and liabilities, net of acquisition:
Accounts receivable, net	(41,133)	(11,843)	(12,989)
Prepaid and other current assets	30,898	(29,964)	(12,047)
Due from Sohu	69	102	(495)
Other assets, net	(2,246)	4,209	(11,293)
Accounts payable	(2,954)	22,751	7,369
Receipts in advance and deferred revenue	(4,584)	1,003	(9,651)
Due to Sohu	0	0	(4,962)
Accrued salary and benefits	6,049	15,825	8,567
Accrued liabilities to suppliers	(6,294)	5,922	3,830
Tax payables	(12,753)	13,352	8,079
Other accrued liabilities	1,078	(342)	7,664
Net cash provided by operating activities	50,316	358,643	340,436
Cash flows from investing activities:
Purchase of fixed assets	(24,241)	(61,582)	(11,716)
Purchase of intangible assets and other assets	(35,118)	(34,141)	(22,740)
Cash paid/ proceeds relating to restricted time deposits	5,763	(168,635)	(244,609)
Cash paid for business acquisition, net of cash acquired	(86,539)	(109,695)	(945)
Investment in equity investees and debt securities	(4,918)	0	(500)
Purchase of/ proceeds from short-term investments, net	(186,508)	51,185	(32,617)
Other activities relating to investing activities	1,059	175	(1,569)
Net cash used in investing activities	(330,502)	(322,693)	(314,696)
Cash flows from financing activities:
Proceeds of loans from offshore banks	370,000	167,000	239,353
Repayment of loans from offshore banks	(410,194)	0	0
Payment of contingent consideration	(2,813)	(19,658)	(13,106)
Payment for repurchase of shares	(3,577)	(17,240)	0
Dividend distributed to shareholders	0	0	(200,875)
Repayment of note payable to Sohu	0	0	(16,000)
Other cash payments relating to financing activities	0	0	(633)
Net cash provided by /(used in) financing activities	(46,584)	130,102	8,739
Effect of exchange rate changes on cash and cash equivalents	(920)	15,793	1,749
Net increase (decrease) in cash and cash equivalents	(327,690)	181,845	36,228
Cash and cash equivalents, beginning of year	548,484	366,639	330,411
Cash and cash equivalents, end of year	220,794	548,484	366,639
Supplemental disclosures of cash flow
Cash paid for income taxes	(11,982)	(48,590)	(52,976)
Cash paid for interest expense	(6,283)	(8,812)	(1,992)
Supplemental schedule of non-cash investing activity
Consideration payable for the purchase of non-controlling interest in 7Road	0	2,000	0
Consideration payable for the acquisition of Doyo	0	4,952	0
Changes in government grant in prepaid and other current assets	1,425	1,355	2,378
Purchase of fixed assets with proceeds released from restricted cash account	0	0	1,583
Supplemental schedule of non-cash financing activity
Deemed dividend to Sohu related to the 17173.com Website	0	0	2,392
Accrued professional fees in relation to initial public offering of 7Road	$ 0	$ 0	$ 1,037